Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment
Summary of property and equipment

	December 31, 2012	June 30, 2013
Computer equipment and software	$8,971	$10,050
Furniture and fixtures	806	881
Leasehold improvements	484	888

Property and equipment	10,261	11,819
Less accumulated depreciation	(5,006)	(5,041)

Property and equipment, net	$5,255	$6,778

	December 31,
	2011	2012
Computer equipment and software	$5,537	$8,971
Furniture and fixtures	522	806
Leasehold improvements	395	484

Property and equipment	6,454	10,261
Less accumulated depreciation	(2,610)	(5,006)

Property and equipment, net	$3,844	$5,255